Statements of Net Assets Available for Benefits - EBP 3.0 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments in Master Trust at fair value	$ 1,339,571,177	$ 1,254,870,412
Investments in Master Trust at contract value	195,469,011	218,600,432
Notes receivable from participants	3,309,639	3,330,611
Contributions receivable – employer	62,353	34,062
Total assets	1,538,412,180	1,476,835,517
Liabilities:
Accrued administrative expenses	70,451	73,885
Net assets available for benefits	$ 1,538,341,729	$ 1,476,761,632